Summary of Significant Accounting Policies (Details) - Schedule of reflects the calculation of basic and diluted net income (loss) per ordinary share - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Denominator:
Basic and diluted net income (loss) per ordinary share			$ (0.03)	$ (0.24)		$ (0.45)		$ (0.24)	$ (0.95)
Weighted average shares outstanding, ordinary shares (in Shares) , Basic			197,550	197,266		197,266		197,315	187,524
Weighted average shares outstanding, ordinary shares (in Shares) , diluted			197,550	197,266		197,266		197,315	187,524
Diluted net income (loss) per ordinary share			$ (0.03)	$ (0.24)		$ (0.45)		$ (0.24)	$ (0.95)
Vickers Vantage [Member]
Numerator:
Allocation of net income (loss)	$ (131,387)	$ (1,444,352)	$ 623,516	$ (349,248)	$ (6,276)	$ 783,438
Denominator:
Basic and diluted weighted average ordinary shares outstanding	13,176,395	17,250,000	15,862,288	16,675,824
Basic and diluted net income (loss) per ordinary share	$ (0.01)	$ (0.08)	$ 0.04	$ (0.02)	$ 0	$ 0.05
Weighted average shares outstanding, ordinary shares (in Shares) , Basic	13,176,395	17,250,000	15,862,288	16,675,824	3,000,000 [1]	16,820,548	[1]
Weighted average shares outstanding, ordinary shares (in Shares) , diluted	13,176,395	17,250,000	15,862,288	16,675,824	3,000,000	16,834,110
Diluted net income (loss) per ordinary share	$ (0.01)	$ (0.08)	$ 0.04	$ (0.02)	$ 0	$ 0.05

[1]	At December 31, 2020, excludes an aggregate of up to 450,000 ordinary shares that were subject to forfeiture.